S&P MIDCAP INDEX FUND
Portfolio of Investments (Unaudited)
May 31, 2022

Security Description	Shares	Value
Common Stock (99.17%)

Basic Materials (5.76%)
Alcoa Corp(a)	9,686	$597,820
Ashland Global Holdings Inc	2,785	298,051
Cabot Corp	3,138	237,264
The Chemours Co	8,419	362,775
Cleveland-Cliffs Inc*,(a)	25,413	589,073
Commercial Metals Co	6,656	264,443
Ingevity Corp*	2,247	156,571
Minerals Technologies Inc	1,876	124,304
NewMarket Corp	405	133,456
Olin Corp	7,654	503,557
Reliance Steel & Aluminum Co	3,364	653,962
Royal Gold Inc	3,477	393,179
RPM International Inc	6,878	605,952
Sensient Technologies Corp	2,347	205,222
Steel Dynamics Inc(a)	9,919	846,884
United States Steel Corp#	13,728	344,161
Valvoline Inc	9,580	320,547
Total Basic Materials		6,637,221

Communications (1.90%)
Cable One Inc	262	341,412
Calix Inc*	2,919	107,828
Ciena Corp*	8,202	416,826
Iridium Communications Inc*	6,514	241,735
The New York Times Co	8,025	276,782
TEGNA Inc	11,717	256,602
TripAdvisor Inc*	5,427	134,807
Viasat Inc*	3,475	137,228
World Wrestling Entertainment Inc	2,392	159,714
Yelp Inc*	3,849	113,199
Total Communications		2,186,133

Consumer, Cyclical (14.93%)
Adient PLC*,#	5,245	185,621
American Eagle Outfitters Inc#	8,412	101,869
AutoNation Inc*	2,103	251,435
Avient Corp	4,838	238,030
BJ's Wholesale Club Holdings Inc*	7,361	425,981
Boyd Gaming Corp	4,450	261,527
Brunswick Corp	4,107	308,970
Callaway Golf Co*,#	6,451	140,051
Capri Holdings Ltd*	8,056	392,649
Carter's Inc	2,419	186,384
Casey's General Stores Inc	1,962	411,117
Choice Hotels International Inc	1,626	207,949
Churchill Downs Inc	1,837	371,864
Columbia Sportswear Co	1,749	136,037
Cracker Barrel Old Country Store Inc#	1,323	134,959
Crocs Inc*	3,306	184,343
Dana Inc	7,697	127,462
Deckers Outdoor Corp*	1,466	393,709
Dick's Sporting Goods Inc	3,473	282,112
FirstCash Holdings Inc	2,314	172,740
Five Below Inc*	2,967	387,461
Foot Locker Inc	4,774	157,447
Fox Factory Holding Corp*	2,181	178,886
GameStop Corp*,#	3,077	383,825
The Gap Inc	11,312	124,771
Gentex Corp	12,664	393,597
The Goodyear Tire & Rubber Co*	13,550	175,066
Hanesbrands Inc	18,591	220,675
Harley-Davidson Inc	8,141	286,400
IAA Inc*	7,144	278,830
JetBlue Airways Corp*	16,855	181,023
KB Home	4,767	164,414
Kohl's Corp	7,321	295,183
Lear Corp	3,046	429,364
Leggett & Platt Inc	7,100	278,107
Light & Wonder Inc*	5,107	269,650
Lithia Motors Inc	1,500	456,705
Macy's Inc	16,488	389,941
Marriott Vacations Worldwide Corp	2,090	308,735
Mattel Inc*	18,495	464,594
MillerKnoll Inc	3,558	107,452
MSC Industrial Direct Co Inc	2,536	215,382
Murphy USA Inc	1,260	313,891
Nordstrom Inc	6,132	162,069
Nu Skin Enterprises Inc	2,657	123,949
Ollie's Bargain Outlet Holdings Inc*,#	3,186	149,646
Papa John's International Inc	1,724	151,729
Polaris Inc	3,018	321,568
RH*	865	250,919
The Scotts Miracle-Gro Co	2,158	204,190
Six Flags Entertainment Corp*	4,202	123,329
Skechers USA Inc*	7,149	281,671
Taylor Morrison Home Corp*	6,640	192,361
Tempur Sealy International Inc	9,908	261,274
Texas Roadhouse Inc#	3,628	282,875
Thor Industries Inc	2,934	222,896
Toll Brothers Inc	6,211	313,469
Travel + Leisure Co	4,573	233,726
Univar Solutions Inc*	9,058	278,262
Urban Outfitters Inc*	3,844	80,916
Victoria's Secret & Co*	3,980	164,016
Visteon Corp*	1,554	174,374
Watsco Inc#	1,747	446,586
The Wendy's Co	10,001	186,419
Williams-Sonoma Inc	3,838	490,957
Wingstop Inc	1,645	131,041
Wyndham Hotels & Resorts Inc	4,956	397,124
YETI Holdings Inc*	4,150	189,863
Total Consumer, Cyclical		17,191,437

Consumer, Non-Cyclical (15.78%)
Acadia Healthcare Co Inc*	4,932	351,010
Amedisys Inc*	1,813	210,145
Arrowhead Pharmaceuticals Inc*	5,525	184,314
ASGN Inc*	2,803	266,930
Avis Budget Group Inc*,#	2,131	405,487
BellRing Brands Inc*	5,935	155,200
The Boston Beer Co Inc*	514	182,624
The Brink's Co	2,739	166,613
Bruker Corp	5,362	335,018
Chemed Corp	833	403,505
Coty Inc*	17,865	126,663
Darling Ingredients Inc*,(a)	8,589	687,721
Encompass Health Corp	5,273	345,592
Envista Holdings Corp*	8,546	367,820
Euronet Worldwide Inc*	2,810	340,460
Exelixis Inc*	16,697	306,056
Flowers Foods Inc	10,549	291,152
FTI Consulting Inc*	1,898	318,864
Globus Medical Inc*	4,207	280,186
Graham Holdings Co	224	137,316
Grand Canyon Education Inc*	2,084	185,830
Grocery Outlet Holding Corp*	4,882	186,737
GXO Logistics Inc*	5,224	283,506
H&R Block Inc	9,215	324,737
Haemonetics Corp*	2,814	178,014
The Hain Celestial Group Inc*	4,840	127,534
Halozyme Therapeutics Inc*,#	7,274	334,459
HealthEquity Inc*	4,363	273,037
Helen of Troy Ltd*,#	1,277	236,488
ICU Medical Inc*	1,078	195,808
Inari Medical Inc*	1,706	112,255
Ingredion Inc	3,551	336,244
Insperity Inc	1,902	190,333
Integra LifeSciences Holdings Corp*	3,953	247,616
Jazz Pharmaceuticals PLC*	3,129	468,349
John Wiley & Sons Inc	2,306	122,126
Lancaster Colony Corp	1,051	128,117
LHC Group Inc*	1,750	291,655
LivaNova PLC*	2,820	191,957
LiveRamp Holdings Inc*	3,739	95,718
ManpowerGroup Inc	2,874	257,539
Masimo Corp*	2,684	376,914
Medpace Holdings Inc*	1,529	219,014
Neogen Corp*	5,208	137,804
Neurocrine Biosciences Inc*	5,016	468,946
NuVasive Inc*	2,872	164,882
Option Care Health Inc*	7,340	222,842
Patterson Cos Inc	4,569	144,335
Paylocity Holding Corp*	2,089	365,283
Penumbra Inc*,#	1,871	274,887
Performance Food Group Co*	8,145	353,004
Perrigo Co PLC	7,087	282,488
Pilgrim's Pride Corp*	2,700	89,964
Post Holdings Inc*	3,106	255,406
Progyny Inc*	3,648	115,313
QuidelOrtho Corp*	1,964	186,639
R1 RCM Inc*	7,094	152,308
Repligen Corp*	2,730	449,003
Sabre Corp*	16,503	123,938
Sanderson Farms Inc	1,188	237,006
Service Corp International	8,881	621,936
Sprouts Farmers Market Inc*,#	6,052	163,949
STAAR Surgical Co*,#	2,560	168,806
Syneos Health Inc*	5,484	405,213
Tandem Diabetes Care Inc*	3,340	227,688
Tenet Healthcare Corp*	5,708	369,365
United Therapeutics Corp*	2,379	547,979
WEX Inc*	2,445	416,335
Total Consumer, Non-Cyclical		18,171,982

Energy (5.12%)
Antero Midstream Corp	17,306	187,943
ChampionX Corp	10,834	252,107
CNX Resources Corp*	11,242	244,176
DT Midstream Inc	5,370	311,997
EQT Corp#	15,989	762,995
Equitrans Midstream Corp	20,127	158,399
First Solar Inc*	5,240	369,996
HF Sinclair Corp	8,287	406,892
Matador Resources Co	5,862	356,996
Murphy Oil Corp	8,004	339,530
NOV Inc	20,707	414,140
PDC Energy Inc	5,123	405,434
Range Resources Corp*	13,142	446,171
SunPower Corp*	4,397	77,695
Sunrun Inc*	10,914	285,074
Targa Resources Corp(a)	12,118	872,738
Total Energy		5,892,283

Financial (24.14%)
Banks (6.79%)
Associated Banc-Corp	8,584	177,689
Bank of Hawaii Corp	2,220	176,446
Bank OZK#	6,457	267,772
Cadence Bank	10,385	277,591
Cathay General Bancorp	4,150	170,607
Commerce Bancshares Inc	5,915	409,200
Cullen/Frost Bankers Inc	3,002	375,190
East West Bancorp Inc	7,519	552,947
First Financial Bankshares Inc	6,790	280,020
First Horizon Corp(a)	28,096	641,432
FNB Corp	17,881	217,254
Fulton Financial Corp	8,643	136,992
Glacier Bancorp Inc	5,299	256,525
Hancock Whitney Corp	4,789	238,684
Home BancShares Inc	8,489	191,767
International Bancshares Corp	3,086	129,396
Old National Bancorp	15,533	246,975
PacWest Bancorp	6,472	204,386
Pinnacle Financial Partners Inc	4,033	328,367
Prosperity Bancshares Inc	4,925	357,063
Synovus Financial Corp	7,761	331,007
Texas Capital Bancshares Inc*	2,817	159,245
UMB Financial Corp	2,395	221,178
Umpqua Holdings Corp	12,205	215,418
United Bankshares Inc	6,634	249,173
Valley National Bancorp	21,550	273,901
Webster Financial Corp	9,529	467,779
Wintrust Financial Corp	3,023	264,180
		7,818,184
Diversified Financial Service (2.80%)
Affiliated Managers Group Inc	2,183	291,692
Bread Financial Holdings Inc	2,799	154,225
Evercore Inc	2,101	239,934
Federated Hermes Inc	5,231	177,697
Interactive Brokers Group Inc	4,471	275,145
Janus Henderson Group PLC	8,514	239,329
Jefferies Financial Group Inc	10,474	345,851
Navient Corp	8,895	142,320
SEI Investments Co	5,682	331,999
SLM Corp	14,674	287,464
Stifel Financial Corp	5,553	356,336
The Western Union Co	21,402	388,232
		3,230,224
Insurance (5.08%)
Alleghany Corp*	735	612,828
American Financial Group Inc	3,503	494,974
Brighthouse Financial Inc*	4,404	216,324
CNO Financial Group Inc	6,772	139,300
Essent Group Ltd	5,929	253,702
First American Financial Corp	5,825	352,937
The Hanover Insurance Group Inc	1,892	277,367
Kemper Corp	3,169	167,418
Kinsale Capital Group Inc#	1,181	259,678
Mercury General Corp	1,634	79,984
MGIC Investment Corp	16,627	231,614
Old Republic International Corp	15,070	360,474
Primerica Inc	2,091	263,466
Reinsurance Group of America Inc	3,603	453,438
RenaissanceRe Holdings Ltd	2,314	355,245
RLI Corp	2,209	267,554
Selective Insurance Group Inc	3,316	262,959
Unum Group	10,833	394,863
Voya Financial Inc#	5,909	405,416
		5,849,541
Real Estate (9.15%)
American Campus Communities Inc	7,372	479,180
Apartment Income REIT Corp	8,250	370,095
Brixmor Property Group Inc	15,740	383,741
Corporate Office Properties Trust	5,953	164,541
Cousins Properties Inc	7,880	272,254
Douglas Emmett Inc	9,604	271,505
EastGroup Properties Inc	2,141	345,879
EPR Properties	4,167	213,517
First Industrial Realty Trust Inc	6,844	363,759
Healthcare Realty Trust Inc	7,860	228,490
Highwoods Properties Inc	5,523	216,999
Hudson Pacific Properties Inc	8,369	166,627
Independence Realty Trust Inc	11,696	274,973
JBG SMITH Properties	6,347	163,816
Jones Lang LaSalle Inc*	2,687	530,199
Kilroy Realty Corp	5,682	344,897
Kite Realty Group Trust	11,573	242,570
Lamar Advertising Co	4,619	452,431
Life Storage Inc(a)	4,366	509,774
The Macerich Co	9,276	108,993
Medical Properties Trust Inc(a)	31,572	586,608
National Retail Properties Inc	9,304	412,167
National Storage Affiliates Trust	3,823	200,516
Omega Healthcare Investors Inc#	12,731	379,002
Park Hotels & Resorts Inc	13,160	237,670
Pebblebrook Hotel Trust	6,963	156,737
Physicians Realty Trust	11,481	212,973
PotlatchDeltic Corp	3,706	194,417
PS Business Parks Inc	1,112	208,645
Rayonier Inc	7,791	321,145
Rexford Industrial Realty Inc	8,064	515,048
Sabra Health Care REIT Inc	11,960	167,918
SL Green Realty Corp#	3,571	220,581
Spirit Realty Capital Inc	6,787	284,986
STORE Capital Corp	12,450	343,496
		10,546,149
Savings&Loans (0.32%)
New York Community Bancorp Inc	24,647	245,977
Washington Federal Inc	3,601	116,852
		362,829

Total Financial		27,806,927

Industrial (19.68%)
Acuity Brands Inc	1,892	331,138
AECOM	7,635	533,305
AGCO Corp	3,276	419,754
AptarGroup Inc	3,587	384,132
Arrow Electronics Inc*	3,581	432,048
Avnet Inc	5,517	267,299
Axon Enterprise Inc*	3,457	350,402
Belden Inc	2,251	129,613
Builders FirstSource Inc*	10,182	662,746
Carlisle Cos Inc(a)	2,762	702,736
Chart Industries Inc*,#	1,893	332,941
Clean Harbors Inc*	2,652	247,697
Cognex Corp(a)	9,365	453,453
Coherent Inc*	1,300	352,248
Crane Holdings Co	2,641	252,638
Curtiss-Wright Corp	2,166	307,529
Donaldson Co Inc	6,656	347,976
Dycom Industries Inc*,#	1,697	158,008
Eagle Materials Inc	2,219	289,713
EMCOR Group Inc	2,849	300,940
Energizer Holdings Inc	3,289	98,637
EnerSys	2,359	159,751
Enovis Corp*,#	2,165	143,626
Esab Corp*	2,165	108,250
Flowserve Corp	6,904	217,476
Fluor Corp*,#	7,046	198,909
GATX Corp	1,939	209,315
Graco Inc	8,996	569,447
Greif Inc	1,407	83,674
Hexcel Corp#	4,444	255,308
Hubbell Inc	2,882	547,177
II-VI Inc*,#	5,436	339,750
ITT Inc	4,563	336,841
Jabil Inc	7,569	465,645
Kennametal Inc	4,431	122,916
Kirby Corp*	3,327	224,672
Knight-Swift Transportation Holdings Inc	8,796	427,837
Landstar System Inc	2,028	307,100
Lennox International Inc	1,812	378,527
Lincoln Electric Holdings Inc	3,147	427,426
Littelfuse Inc	1,304	352,341
Louisiana-Pacific Corp	4,629	319,679
MasTec Inc*,#	3,168	264,813
MDU Resources Group Inc	11,113	304,274
Mercury Systems Inc*	3,236	193,545
The Middleby Corp*,#	2,900	439,234
MSA Safety Inc	1,931	246,183
National Instruments Corp	6,872	242,719
nVent Electric PLC	8,909	315,379
Oshkosh Corp	3,637	337,914
Owens Corning	5,465	522,345
Regal Rexnord Corp	3,588	448,321
Ryder System Inc	2,850	228,057
Saia Inc*,#	1,395	275,638
Silgan Holdings Inc	4,332	189,785
Simpson Manufacturing Co Inc	2,135	231,327
Sonoco Products Co	5,211	304,687
Stericycle Inc*	5,074	256,491
TD SYNNEX Corp	2,202	228,678
Terex Corp	3,952	139,861
Tetra Tech Inc	2,865	386,689
Timken Co	3,817	233,104
TopBuild Corp*	1,687	332,778
The Toro Co	5,674	468,048
Trex Co Inc*	6,113	389,520
Trinity Industries Inc	4,421	109,906
Universal Display Corp	2,297	290,134
Valmont Industries Inc	1,124	288,587
Vicor Corp*	1,141	76,789
Vishay Intertechnology Inc	7,033	143,755
Vontier Corp	8,953	240,119
Watts Water Technologies Inc	1,449	189,573
Werner Enterprises Inc	2,668	108,241
Woodward Inc	3,285	333,789
Worthington Industries Inc	1,755	81,853
XPO Logistics Inc*	5,224	279,171
Total Industrial		22,671,927

Technology (8.24%)
ACI Worldwide Inc*	6,501	173,187
Amkor Technology Inc	5,309	108,516
Aspen Technology Inc*	1,512	292,476
Azenta Inc	3,937	301,732
Blackbaud Inc*	2,228	141,812
CACI International Inc*	1,248	349,902
CDK Global Inc	6,144	334,602
Cirrus Logic Inc*	3,052	248,860
CMC Materials Inc	1,548	273,903
CommVault Systems Inc*	2,533	154,538
Concentrix Corp	2,269	351,445
Digital Turbine Inc*	4,634	117,843
Envestnet Inc*	3,017	200,993
Fair Isaac Corp*	1,382	565,998
Genpact Ltd	9,154	406,163
KBR Inc	7,461	371,259
Kyndryl Holdings Inc*	9,501	117,242
Lattice Semiconductor Corp*	7,228	376,001
Lumentum Holdings Inc*	3,798	326,932
Manhattan Associates Inc*	3,360	406,325
Maximus Inc	3,258	211,412
MKS Instruments Inc	2,939	362,967
NCR Corp*	7,171	248,762
Power Integrations Inc	3,211	270,944
Qualys Inc*	1,539	201,117
Sailpoint Technologies Holdings Inc*	4,474	283,831
Science Applications International Corp	2,858	247,388
Semtech Corp*	3,441	220,534
Silicon Laboratories Inc*,#	2,009	299,662
SiTime Corp*	786	167,418
Synaptics Inc*,#	2,090	309,571
Teradata Corp*	6,057	232,771
Wolfspeed Inc*,(a)	6,568	494,111
Xerox Holdings Corp	7,284	137,085
Ziff Davis Inc*	2,375	181,308
Total Technology		9,488,610

Utilities (3.62%)
ALLETE Inc	2,880	178,618
Black Hills Corp	3,364	257,884
Essential Utilities Inc	11,853	548,320
Hawaiian Electric Industries Inc	5,793	250,084
IDACORP Inc	2,677	291,847
National Fuel Gas Co	4,832	355,297
New Jersey Resources Corp	5,111	234,697
NorthWestern Corp	2,732	167,390
OGE Energy Corp	10,609	438,152
ONE Gas Inc	2,835	246,702
PNM Resources Inc	4,449	211,461
Southwest Gas Holdings Inc	3,218	299,692
Spire Inc	2,739	214,464
UGI Corp	11,082	473,645
Total Utilities		4,168,253

Total Common Stock (Cost $79,979,678)		114,214,773

United States Treasury Bills (0.35%)
0.098%, 6/16/2022 (Cost $399,929)	400,000	399,906

Collateral Received for Securities on Loan (4.64%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 0.92% (Cost $5,340,918)		5,340,918

Total Investments (Cost $85,720,525) (104.16%)		$119,955,597
Liabilities in Excess of Other Assets (-4.16%)		(4,788,970)
Net Assets (100.00%)		$115,166,627

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at May 31, 2022. The aggregate amount of securities on loan at May 31, 2022 is $5,105,756.

(a)	A portion of these securities, a total of $6,982,350, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at May 31, 2022:
Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
3 / JUN / 2022 / Long / CME	728,080.00	753,960.00	25,880.00